Derivative Instruments and Risk Management Activities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of interest rate swaps entered into during current year	$ 113,000,000
Floorplan interest expense	41,614,000	41,667,000	31,796,000
Fair value of derivative financial instruments included in balance sheet as liabilities from interest risk management activities	28,653,000	26,078,000
Interest Rate Derivative Assets, at Fair Value		3,919,000
Notional amount	563,000,000	450,000,000
Maximum Notional Amount Of Derivatives In Effect At Any Time	761,000,000
Interest rate hedges weighted average rate	2.50%
Interest Rate Swaps Latest Expiration	August 2021
Unrealized gain (loss) related to hedges, net of income taxes included in other comprehensive loss	(17,909,000)	(13,850,000)	(26,931,000)	(21,275,000)
Amount expected to be reclassified from other comprehensive loss into earnings	12,600,000
Interest rate swap 2015 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	225,000,000
Interest Rate Swaps 2016 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	150,000,000
Interest Rate Swap 2017 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	175,000,000
Expires in 2021 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	13,000,000
Interest Rate Swaps Forward Starting [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of interest rate swaps entered into during current year	350,000,000
Number of additional forward interest rate swaps	15
Notional amount	$ 775,000,000
Interest rate hedges weighted average rate	2.80%
Minimum [Member] | Interest Rate Swaps Forward Starting [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Forward swaps start date	August 2015
Forward swaps expiration date	December 2017
Maximum [Member] | Interest Rate Swaps Forward Starting [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Forward swaps start date	January 2018
Forward swaps expiration date	December 2020